Investment Securities - Fair Value of Investment Securities Available for Sale by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013
Investments Classified by Contractual Maturity Date [Line Items]
Within 1 Year
After 1 Year through 5 Years	3,725		3,837
After 5 Years through 10 Years	13,265		4,938
Over Ten Years	278,300		269,097
Total	295,290		277,872
Government sponsored agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Within 1 Year		[1]
After 1 Year through 5 Years	164	[1]	191	[1]
After 5 Years through 10 Years	13,263	[1]	4,938	[1]
Over Ten Years	70,704	[1]	45,029	[1]
Total	84,131	[1]	50,158	[1]
U.S. government sponsored and federal agency obligations
Investments Classified by Contractual Maturity Date [Line Items]
Within 1 Year
After 1 Year through 5 Years	3,328		3,376
After 5 Years through 10 Years
Over Ten Years
Total	3,328		3,376
Corporate stock and bonds
Investments Classified by Contractual Maturity Date [Line Items]
Within 1 Year
After 1 Year through 5 Years
After 5 Years through 10 Years
Over Ten Years	6		355
Total	6		355
Non-agency CMOs
Investments Classified by Contractual Maturity Date [Line Items]
Within 1 Year
After 1 Year through 5 Years
After 5 Years through 10 Years	2
Over Ten Years	5,854		6,208
Total	5,856		6,208
GNMA mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Within 1 Year
After 1 Year through 5 Years	233		270
After 5 Years through 10 Years
Over Ten Years	201,736		217,505
Total	$ 201,969		$ 217,775

[1]	Includes mortgage-backed securities and CMOs.